Trading Profits (Losses) Related to Derivative Instruments Not Designated or Qualifying as Hedging Instruments Under ASC 815 (formerly SFAS 133) (Detail) (KRW) In Millions	12 Months Ended
Dec. 31, 2010
Derivative Instruments, Gain (Loss) [Line Items]
Nontrading that do not Qualify for Hedge Accounting	148,919
Trading	730,147
Foreign exchange derivatives
Derivative Instruments, Gain (Loss) [Line Items]
Nontrading that do not Qualify for Hedge Accounting	17,190
Trading	723,121
Interest rate derivatives
Derivative Instruments, Gain (Loss) [Line Items]
Nontrading that do not Qualify for Hedge Accounting	131,729
Trading	(59,157)
Equity derivatives
Derivative Instruments, Gain (Loss) [Line Items]
Trading	52,646
Credit derivatives
Derivative Instruments, Gain (Loss) [Line Items]
Trading	2,664
Commodity and other derivatives
Derivative Instruments, Gain (Loss) [Line Items]
Trading	10,873